Credit substitutes - Fair Value of Credit Substitutes for Non-Performing Credit Substitutes (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Performing	₨ 273,023.1		₨ 161,179.6	$ 2,909.8
Non-performing—gross balance	0.0		0.0	0.0
Less: Non-performing losses	0.0		0.0	0.0
Non-performing credit substitutes, net	0.0		0.0	0.0
Total credit substitutes, net	273,023.1		161,179.6	2,909.8
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Average non-performing credit substitutes	0.0	$ 0.0	0.0
Interest income recognized on non-performing credit substitutes	0.0	$ 0.0	0.0
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross non-performing credit substitutes	0.0		0.0	0.0
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes by Industry [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross non-performing credit substitutes	₨ 0.0		₨ 0.0	$ 0.0